Regulatory Matters (Schedule Of Regulatory Assets And Liabilities) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	$ 112,121	$ 89,419	$ 119,723
Regulatory assets, noncurrent	574,181	541,784	593,939
Total regulatory assets		631,203	713,662
Regulatory liabilities, current	3,956	23,371	23,348
Regulatory Liability, Noncurrent	507,764	527,224	612,585
Total regulatory liabilities		550,595	635,933
Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		19,649	15,803
Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current			7,545
Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent		451,886	518,797
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent			5,126
Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		75,416	26,047
Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		13,815	13,815
Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		115,847	131,907
Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent		74,796	88,662
Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		21,091
Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		2,887	1,027
Hardy Hills Solar Project
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		6,774	5,744
Petersburg Solar Project
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		2,469	1,582
Fuel Costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		0	79,861
Regulatory assets, noncurrent			20,518
Petersburg Unit 1 retirement and 2 retirement costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		259,900	287,500
Major Storm Damage
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		1,493	0
Pike Co BESS Project Development Costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		2,623	0
Unamortized Reacquisition Debt Premium
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		188	0
Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	112,121	89,419	119,723
Regulatory assets, noncurrent	574,181	541,784	593,939
Total regulatory assets		631,203	713,662
Regulatory liabilities, current	3,956	23,371	23,348
Regulatory Liability, Noncurrent	$ 507,764	527,224	612,585
Total regulatory liabilities		550,595	635,933
Indianapolis Power And Light Company | Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		19,649	15,803
Indianapolis Power And Light Company | Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		3,722	7,545
Indianapolis Power And Light Company | Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent		451,886	518,797
Indianapolis Power And Light Company | Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent		74,800	88,662
Indianapolis Power And Light Company | Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent		0	5,126
Indianapolis Power And Light Company | Investment Tax Credit Carryforward
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent			0
Indianapolis Power And Light Company | Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		75,416	26,047
Indianapolis Power And Light Company | Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		13,815	13,815
Indianapolis Power And Light Company | Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		115,847	131,907
Indianapolis Power And Light Company | Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent		74,796
Indianapolis Power And Light Company | Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		21,091
Indianapolis Power And Light Company | Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		2,812	3,866
Indianapolis Power And Light Company | Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		13,379	14,429
Indianapolis Power And Light Company | Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		66,837	68,947
Indianapolis Power And Light Company | Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		2,887	1,027
Indianapolis Power And Light Company | Hardy Hills Solar Project
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		6,774	5,744
Indianapolis Power And Light Company | Petersburg Solar Project
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		2,469	1,582
Indianapolis Power And Light Company | Fuel Costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		4,275	20,518
Indianapolis Power And Light Company | Petersburg Unit 1 retirement and 2 retirement costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		259,892
Indianapolis Power And Light Company | Investment Tax Credit Carryforward
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent		542
Indianapolis Power And Light Company | Major Storm Damage
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		1,493	0
Indianapolis Power And Light Company | Pike Co BESS Project Development Costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		$ 2,623	$ 0